Restructuring Activities (Additional Information) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 12, 2023
Restructuring Cost and Reserve [Line Items]
Expected Workforce Reduction Rate			23.00%
Restructuring expenses		$ 3,685,000
Board Of Directors [Member]
Restructuring Cost and Reserve [Line Items]
Company workforce reduction					50.00%
Employee Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		(903,000)	$ 1,369,000	$ 0
Cash Payments	$ 2,782,000	2,782,000	1,369,000
Accrued Remaining Payments	0	0	$ 0
July 2023 Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	$ 3,685,000	$ 3,685,000